Equity based compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Equity Based Compensation [Abstract]
Disclosure of share-based payment arrangements [text block]
15. Equity based compensation

The following table summarizes the number of awards outstanding under the VIP and the Five-Year Compensation Arrangement:

Number of Awards ('000s)	2018	2017
Opening balance	1,685	1,738
Granted	932	563
Vested	(520)	(539)
Forfeited	(166)	(77)
Closing balance	1,931	1,685

For the year ended December 31, 2018, the awards granted had a weighted average fair value of $40.57 (2017 - $49.44). Equity based compensation expense is calculated based on the number of awards outstanding multiplied by the estimated performance factor that will be realized upon vesting (2018 - 1.9; 2017 -
1.9
) adjusted by an estimated annual forfeiture rate (2018 - 4.6%; 2017 - 4.4%). Equity based compensation expense of $48.2 million was recorded during the year ended December 31, 2018 (2017 - $52.3 million) relating to the awards.

As at December 31, 2018, 36,845 awards included in the closing balance related to the Five-Year Compensation Arrangement.